Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of financial liabilities measured and recorded at fair value on recurring basis
As of December 31, 2017
	Active Market	Observable Input	Non-observable Input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB

Liability:
Warrant	-	-	2,818	2,818

As of December 31, 2018
	Active Market	Observable Input	Non-observable Input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB

Liability:
Warrant	-	-	-	-